Organization and Summary of Significant Accounting Policies (Details 1) - Earning Per Share [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (565,941)	$ (573,718)
Restated Weighted-average common shares outstanding (Basic)	171,932	149,880
Weighted-average common stock Equivalents Stock options	9,800	6,921
Warrants	15,141	15,141
Weighted-average common shares outstanding (Diluted)	196,873	171,942